Interest and similar income and expense and net gain (loss) on investment securities and derivatives	12 Months Ended
Dec. 31, 2018
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Interest and similar income and expense and net gain (loss) on investment securities and derivatives
Note	21 - Interest and similar income and expense and net gain (loss) on investment securities and derivatives

a)	Interest and similar income of financial assets at amortized cost and at fair value through other comprehensive income

	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2016
Central Bank compulsory deposits	5,063	7,201	6,920
Interbank deposits	1,080	744	674
Securities purchased under agreements to resell	17,365	25,711	34,162
Financial assets at fair value through other comprehensive income	9,194	8,886	11,160
Financial assets at amortized cost	2,614	3,017	3,822
Loan and lease operations	73,640	75,568	80,124
Other financial assets	1,368	1,576	1,902

Total	110,324	122,703	138,764

b)	Interest and similar expense

	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2016
Deposits	(17,484)	(13,340)	(14,701)
Securities sold under repurchase agreements	(20,889)	(33,087)	(45,935)
Interbank market debt	(13,587)	(10,059)	(8,347)
Institutional market debt	(6,773)	(6,852)	(8,249)
Financial expense from technical reserves for insurance and private pension plans	(11,815)	(14,918)	(17,790)
Other	(64)	(74)	(107)

Total	(70,612)	(78,330)	(95,129)

c)	Adjustments to Fair Value of Financial Assets and Liabilities

	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2016

Financial assets at fair value through profit or loss	(4,110)	2,138	684
Derivatives (*)	(260)	2,028	7,332
Financial assets designated at fair value through profit or loss	(218)	180	48
Financial assets at fair value through other comprehensive income	(254)	(128)	(851)
Finacial liabilities designated at fair value	8	(37)	(147)

Total	(4,834)	4,181	7,066

(*)	Includes the ineffective derivatives portion related to hedge accounting.

During the period ended 12/31/2018, ITAÚ UNIBANCO HOLDING reversal R$ 1,535 as expenses for Expected Losses, with loss of R$ (1) for Financial Assets – Fair Value through Other Comprehensive Income, and reversal of loss of R$ 1,536 for Financial Assets – Amortized Cost.